Property and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property and Equipment, Net [Abstract]
Property and Equipment, Net

6. Property and Equipment, Net

The following is a summary of property and equipment, net:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Computer, equipment and furniture	55,070	86,346	13,859
Motor vehicles	2,601	5,393	866
Leasehold improvements	13,651	43,055	6,911
Total	71,322	134,794	21,636
Less: accumulated depreciation	(30,310)	(32,247)	(5,176)
Net book value	41,012	102,547	16,460

Depreciation expenses for the years ended December 31, 2010, 2011 and 2012 were RMB7.6 million, RMB11.3 million and RMB19.2 million (US$3.1 million), respectively.